CONCENTRATIONS (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration Risk, Benchmark Description		the Company recorded individual sales of $83,000 (20%), $158,000 (39%) and $114,000 (28%) in excess of 10% of the Companys total sales.
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	94.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(30.00%)
Concentration Risk, Net Assets Amount, Geographic Area	$ 295,000
Accounts Receivable [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(21.00%)
Concentration Risk, Net Assets Amount, Geographic Area	214,000
Accounts Receivable [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(18.00%)
Concentration Risk, Net Assets Amount, Geographic Area	175,000
Accounts Receivable [Member] | Customer 4 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(15.00%)
Concentration Risk, Net Assets Amount, Geographic Area	155,000
Accounts Receivable [Member] | Customer 5 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(10.00%)
Concentration Risk, Net Assets Amount, Geographic Area	98,000
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		79.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		37.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	15.00%
Product Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Product Concentration Risk [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(25.00%)
Revenue, Net	104,000
Product Concentration Risk [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(24.00%)
Revenue, Net	100,000
Product Concentration Risk [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(24.00%)
Revenue, Net	100,000
Product Concentration Risk [Member] | Customer 4 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(12.00%)
Revenue, Net	50,000
Product Concentration Risk [Member] | Customer 5 [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	(12.00%)
Revenue, Net	$ 50,000